Provision for reclamation (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Provision For Reclamation
Future retirement costs	$ 4.1	$ 3.4
Risk-free rate	13.00%	5.00%
Inflation rate	4.00%	4.00%
Expected timing	19 years	18 years